INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following at September 30, 2022 and December 31, 2021:
	September 30, 2022	2021

Raw materials	$42,081	$13,366
Finished goods	24,831	97,298
Total inventories	$66,912	$110,664